DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2011	May 02, 2012
Entity Registrant Name	Vuance Ltd
Entity Central Index Key	0001291855
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	vuncf
Entity Common Stock, Shares Outstanding		21,129,672
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 215	$ 197
Restricted cash deposits	0	130
Trade receivables (net of allowance for doubtful accounts of $ 134 and $ 1,553 as of December 31, 2011 and 2010, respectively)	1,542	752
Other accounts receivable and prepaid expenses	105	388
Inventories, net	269	197
Total current assets	2,131	1,664
SEVERANCE PAY FUND	228	234
PROPERTY AND EQUIPMENT, NET	96	110
Total assets	2,455	2,008
LIABILITIES AND SHAREHOLDERS' DEFICIT
Short-term bank credit	112	0
Trade payables	2,439	973
Employees and payroll accruals	139	151
Advances from customer	0	1,010
Accrued expenses and other liabilities	2,164	2,244
Convertible bonds	2,519	122
Short-term loan and others	456	0
Total current liabilities	7,829	4,500
LONG-TERM LIABILITIES:
Convertible bonds	0	2,866
Long-term loan and others	0	2,259
Accrued severance pay	227	254
Total long-term liabilities	227	5,379
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIT:
Share capital: Ordinary shares of NIS 0.0588235 par value - Authorized 52,000,000 shares as of December 31, 2011 and 2010; Issued and outstanding: 12,035,272 and 7,280,821 shares as of December 31, 2011 and 2010, respectively	192	113
Additional paid-in capital	41,713	41,360
Amount of liability extinguished on account of shares	819	0
Accumulated deficit	(48,325)	(49,344)
Total shareholders' deficit	(5,601)	(7,871)
Total liabilities and shareholders' deficit	$ 2,455	$ 2,008

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Allowance for doubtful accounts Net (in dollars)	$ 134		$ 1,553
Common stock, par value		0.0588235		0.0588235
Common stock, shares authorized	52,000,000	52,000,000	52,000,000	52,000,000
Common stock, shares issued	12,035,272	12,035,272	7,280,821	7,280,821
Common stock, shares outstanding	12,035,272	12,035,272	7,280,821	7,280,821

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 7,922	$ 7,389	$ 9,304
Cost of revenues	3,306	2,057	3,365
Gross profit	4,616	5,332	5,939
Operating expenses:
Research and development	462	386	898
Selling and marketing	3,505	4,405	5,131
General and administrative	732	1,985	1,648
Other (income) expenses	(137)	(396)	130
Total operating expenses	4,562	6,380	7,807
Operating (loss) income	54	(1,048)	(1,868)
Financial (expenses) income, net	990	(678)	(620)
Income (loss) before income tax	1,044	(1,726)	(2,488)
Income tax	(25)	(50)	(71)
Net income (loss) from continuing operations	1,019	(1,776)	(2,559)
Loss from discontinued operations	0	(189)	(2,526)
Net income (loss)	$ 1,019	$ (1,965)	$ (5,085)
Earnings (loss) per share from continuing operations:
Basic (in dollars per share)	$ 0.11	$ (0.29)	$ (0.46)
Diluted (in dollars per share)	$ 0.09	$ (0.29)	$ (0.46)
Loss per share from discontinued operations basic and diluted: (in dollars per share)	$ 0	$ (0.03)	$ (0.46)
Net earnings (loss) per share:
Basic (in dollars per share)	$ 0.11	$ (0.32)	$ (0.92)
Diluted (in dollars per share)	$ 0.09	$ (0.32)	$ (0.92)
Weighted average number of ordinary shares used in computing basic earnings (loss) per share (in shares)	9,126,327	6,177,862	5,511,948
Weighted average number of ordinary shares used in computing diluted earnings (loss) per share (in shares)	11,710,254	6,177,862	5,511,948

STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-in Capital [Member]	Amount of Liability Extinguished on Account of Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 82		$ 40,345	$ 0	$ (42,294)		$ (1,867)
Balance (in shares) at Dec. 31, 2008	5,259,874
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)	3		68	0	0	0	71
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)	202,626
Issuance of shares	3		60	0	0	0	63
Issuance of shares (in shares)	168,865
Exercise of options	1		0	0	0	0	1
Exercise of options (in shares)	93,056
Beneficial conversion feature on convertible bond terms	0		24	0	0	0	24
Stock- based compensation	0		522	0	0	0	522
Net income (loss)	0		0	0	(5,085)	(5,085)	(5,085)
Total comprehensive income (loss)						(5,085)
Balance at Dec. 31, 2009	89		41,019	0	(47,379)		(6,271)
Balance (in shares) at Dec. 31, 2009	5,724,421
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)	0	[1]	0	0	0	0	0	[1]
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)	6,932
Issuance of shares	24		176	0	0	0	200
Issuance of shares (in shares)	1,538,461
Exercise of options	0	[1]	0	0	0	0	0	[1]
Exercise of options (in shares)	11,007
Warrants issued in connection with extinguishments of liabilities (see Note 1d)	0		147	0	0	0	147
Stock- based compensation	0		18	0	0	0	18
Net income (loss)	0		0	0	(1,965)	(1,965)	(1,965)
Total comprehensive income (loss)						(1,965)
Balance at Dec. 31, 2010	113		41,360	0	(49,344)		(7,871)
Balance (in shares) at Dec. 31, 2010	7,280,821
Exercise of options	0	[1]	0	0	0	0	0	[1]
Exercise of options (in shares)	10,007
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 13d)	79		343	819	0	0	1,241
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 13d) (in shares)	4,744,444
Stock- based compensation	0		10	0	0	0	10
Net income (loss)	0		0	0	1,019	1,019	1,019
Total comprehensive income (loss)						1,019
Balance at Dec. 31, 2011	$ 192		$ 41,713	$ 819	$ (48,325)		$ (5,601)
Balance (in shares) at Dec. 31, 2011	12,035,272

[1]	Less than $1.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 1,019		$ (1,965)		$ (5,085)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	28		53		708
Impairment loss	0		0		1,119
Accrued severance pay	(27)		(47)		(74)
Stock-based compensation	10		18		522
Amortization of discount on convertible bonds	0		20		0
Capital loss on disposal of property and equipment	6		0		0
Capital gain on sale of subsidiary (Appendix C)	0		(272)		0
Capital gain on extinguishments of liabilities	(2,149)		(124)		0
Decrease (increase) in trade receivables	(790)		105		(667)
Decrease (increase) in other accounts receivable and prepaid expenses	283		(105)		644
Decrease (increase) in inventories, net	(72)		(132)		1,008
Increase (decrease) in trade payables	1,466		(2)		163
Increase (decrease) in employees and payroll accruals	3		(311)		215
Increase (decrease) in advances from customer	(1,010)		973		(1,484)
Increase in accrued expenses and other liabilities	1,044		577		1,270
Net cash used in operating activities	(189)		(1,212)		(1,661)
Cash flows from investing activities:
Purchase of property and equipment	(23)		(4)		(100)
Proceeds from sale of property and equipment	3		0		0
Acquisition of operation net of cash acquired (Appendix A)	0		0		0
Proceeds from sale of operations net of cash sold (Appendix B)	0		397		0
Sale of subsidiary net of cash sold (Appendix C)	0		(3)		0
Decrease in severance pay fund	6		49		31
Restricted cash deposits, net	130		200		1,745
Net cash provided by investing activities	116		639		1,676
Cash flows from financing activities:
Short-term bank credit, net	112		0		(9)
Principle repayment of convertible bonds	(21)		(86)		(79)
Issuance of share capital, net of issuance costs	0		200		3
Proceeds from exercise of options and warrants, net	0	[1]	0	[1]	1
Payment of liability to a former owner of an acquiree	0		0		(87)
Net cash (used in) provided by financing activities	91		114		(171)
Increase (decrease) in cash and cash equivalents	18		(459)		(156)
Cash and cash equivalents at the beginning of the year	197		656		812
Cash and cash equivalents at the end of the year	$ 215		$ 197		$ 656

[1]	Less than $1.

SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets and liabilities of the operation, as of date of purchase:
Working capital (excluding cash and cash equivalents)	$ 0		$ 0		$ (62)
Property and equipment, net	0		0		(4)
Intangible assets, net	0		0		(313)
Shares issued	0		0		68
Liabilities to former owner of the acquiree (*)	0	[1]	0	[1]	311	[1]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	0		0		0
Cash paid during the year for:
Interest	6		0		109
Income taxes, net	25		50		31
Supplemental disclosure of non-cash investing and financing activities:
Extinguishments of liabilities credited to shareholder's deficit (see Note 1d)	1,220		147		0
Issuance of shares to service providers and officer	21		0		63
Parent Company [Member]
Sale of operations net of cash sold:
Working capital (excluding cash and cash equivalents)	0		(208)		0
Property and equipment	0		88		0
Intangible assets	0		517		0
Disposal Group, Including Discontinued Operation, Assets Sold Net	0		397		0
Subsidiaries [Member]
Sale of operations net of cash sold:
Working capital (excluding cash and cash equivalents)	0		(276)		0
Property and equipment	0		4		0
Long-term liability	0		(3)		0
Capital gain on sale of subsidiary	0		272		0
Disposal Group, Including Discontinued Operation, Assets Sold Net	$ 0		$ (3)		$ 0

[1]	Including $68 which represents the acquisition date fair value of contingent consideration to the former owners.

GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.	Vuance Ltd. (the “Company") was incorporated in 1988 in Israel. The Company’s ordinary shares have been listed for trade on the Pink OTC Markets Inc ., which operates an electronic quotation service for securities traded over-the-counter, since October 1, 2009, under the ticker symbol “VUNCF”..

Until January 2010 (the date of the sale of the activities as described below in Note 1b), the Company developed and marketed security solutions for viewing, tracking, locating, credentialing, and managing essential assets and personnel, which encompassed electronic access control, urban security, and critical situation management systems as well as long-range Active RFID for public safety, commercial, and government sectors. Following the sale of certain activities in January 2010, the Company is focusing on its wireless ID products and solutions, e-ID projects and solutions.

The Company is headquartered in Israel.

The Company sells its products through centralized marketing office in U.S and Israel.

The Company's subsidiaries includes: Vuance Inc. incorporated in the United States (see b2 below regarding the presentation of certain activity of Vuance Inc as discontinued operations), Vuance RFID Inc., (incorporated in Delaware) (see b1 below regarding the presentation of certain activity of Vuance RFID as discontinued operations), S.B.C. Aviation Ltd., (incorporated in Israel) which began operations in 2007, and focused until 2009 on executing perimeter security and a border control project at a European International Airport, PureRFid, Inc. (incorporated in Delaware) which focuses on the marketing and selling of the Company’s active RFID solutions and until October 21, 2010 SuperCom Asia Pacific Limited incorporated in Hong Kong which focused on marketing (see c below). As of December 31, 2011, all the Company’s activities were concentrated mainly through Vuance Ltd. and PureRFid, Inc.

Regarding the sale of certain assets and liabilities of Vuance Inc in January 2010, see b2 below.

On March 25, 2009, the Company, through its subsidiary, Vuance Inc., completed the acquisition of certain assets and liabilities of Intelli-Site, Inc. (“Intelli-Site”). The purchase price was $262 payable in cash and in shares of the Company (which were subject to a certain lock up mechanism) and included a contingent consideration of up to $600 based upon certain conditions.

The results of operations of Intelli-Site were included in the consolidated financial statements of the Company commencing April, 2009. However, during the first quarter of 2010, this activity (including the contingent consideration related to it) was sold, see b2 below.

b.	Discontinued operations

1.	During the fourth quarter of 2008, the Company ceased the operations of distribution of locks (which commenced during 2008). The assets attributed to this discontinued operations, mainly inventory, were sold during 2009.

The results of the discontinued operation for the year ended December 31, 2009, is presented below:

Year ended December 31, 2009

Revenues	$156
Cost of revenues	$(196)
Selling and marketing	$(25)
Net loss	$(65)

2.	On January 28, 2010 (the “Closing Date”), the Company and its subsidiary Vuance, Inc. completed the sale of certain of the assets (including certain accounts receivable and inventory) and certain of the liabilities (including certain accounts payable) of Vuance Inc. (the “Sale”) related to the Company's electronic access control market (the “Vuance EAC Business”), pursuant to a certain Agreement for Purchase and Sale of Business Assets (the “Purchase Agreement”), dated as of January 9, 2010 between Vuance Inc. and OLTIS Security Systems International, LLC (“OSSI”). On the Closing Date, as consideration for the Sale of the Vuance EAC Business, OSSI paid Vuance Inc. $147 in cash. In addition, OSSI paid off (the “Bridge Bank Payment”) a certain Business Financing Agreement (the “Loan”) between Vuance Inc. and Bridge Bank, National Association in an amount of $290. Further to the Bridge Bank Payment, the Loan was released, and the Company and Vuance Inc. no longer have any liabilities associated with the Loan. The Purchase Agreement includes an indemnification clause pursuant to which, Vuance Inc. agrees to indemnify and hold OSSI harmless from and against any claim or liability of Vuance Inc. or the Company, which may be asserted against OSSI, excepting only to the extent of any business debts and other liabilities which OSSI expressly agrees to pay or assume at the closing date.

On January 29, 2010 (the “Closing Date”), the Company and its subsidiary, Vuance, Inc., completed the sale of certain of the assets and certain of the liabilities of Vuance Inc. (the “Sale”) related to the Company's Government Services Division (the “Vuance CSMS Business”), pursuant to a certain asset purchase agreement (the “Purchase Agreement”) dated January 29, 2010 between the Company, Vuance Inc., WidePoint Corporation (“WidePoint”) and Advance Response Concepts Corporation.

On the Closing Date, as consideration for the Sale, WidePoint paid Vuance Inc. $250. In addition, WidePoint agreed to pay Vuance Inc. a maximum earn out of $1,500 over the course of the calendar years 2010, 2011, and 2012, subject to the performance of certain financial requirements of the Vuance CSMS Business during each of those years. The Purchase Agreement includes an indemnification clause pursuant to which, each of the parties shall indemnify and hold harmless the other party in the event of the existence of certain circumstances stipulated in the Purchase Agreement.

Each of the activities sold meets the definition of a component under ASC Topic 205-20 - “Discontinued Operation”, and accordingly, the results of operations of these components were presented as discontinued operations.

Following the sale of the activities, the Company does not have any involvement with respect to the activities sold.

The results of the discontinued operations are as follows:

	Year ended December 31,
	2010	2009
Revenues	$541	$4,944
Cost of revenues	(497)	(2,521)
Research and development	(96)	(930)
Selling and marketing	(105)	(1,950)
General and administrative	(28)	(761)
Financial expenses	(4)	(124)
Impairment of goodwill and other intangible assets	-	(1,119)
Net loss	$(189)	$(2,461)

c.	Sale of subsidiary:

During October 2010, the Company sold its entire equity interest in its wholly owned Hong Kong subsidiary, SuperCom Asia Pacific Limited (the “Subsidiary”), for no consideration. As part of this sale, the Company assigned to the purchaser certain outstanding loans due to the Company by the Subsidiary in the amount of $1,400. As result of the sale of the Subsidiary, the Company realized a capital gain of $272 in the fourth quarter of 2010.

d.	Extinguishment of liabilities

On November 3, 2010, the Company submitted to the District Court in Petach-Tikva, Israel, a request to summon meetings of creditors of the Company, in order to approve a proposed arrangement between the Company and its creditors (including convertible bond holders) in accordance with Section 350 of the Israeli Companies Law 5759-1999. The proposed arrangement involved an allotment of ordinary shares or warrants to purchase ordinary shares of the Company to certain of its creditors, at a price of $0.09 per ordinary share against 40% of the total outstanding debt to the creditors, to the effect of total satisfaction of the entire debt owed to the Company’s creditors (thus forgiving and waiving 60% of the total outstanding debt of the Company). The proposed arrangement was based on the one which was approved by the general meeting of the shareholders dated September 12, 2010. The Company convened the meetings of its creditors to approve the proposed debt arrangement during February and March 2011. On March 15, 2011, the Company filed an application with the Petach-Tikva District Court, in Israel, for the approval of the creditor arrangement.

On July 18, 2011, the Discrict Court decided not to approve the Company’s application, mainly due to an objection to the proposed arrangement filed by one of the Company’s secured creditors, Special Situations Funds ("SSF"), which later assigned its bond on November 8, 2011 to Mr. Eliyahu Trabelsi (see also Notes 12 and 14f). In February 2012, following the approval of the board of directors, the Company decided to proceed with the arrangement which was approved by its general meeting without further proceeding in the District Court subject to its creditors agreements.

As of December 31, 2010, certain creditors with a total outstanding debt of $271 had accepted the Company's debt arrangement proposal. The Company allotted for those certain creditors a total of 1,206,142 warrants to purchase ordinary shares of the Company (see also Note 13f2). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $124 as a gain from extinguishment of debts based on the difference between the carrying amount of the liabilities extinguished ($271) and the fair value of the warrants allotted ($147), which was credited directly to additional paid-in capital.

In June, 2011 certain creditors with a total outstanding debt of $322 had accepted the Company's debt arrangement proposal. The Company allotted for those certain creditors a total of 1,081,871 warrants and 300,000 options (with exercise price of nil) to purchase ordinary shares of the Company. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $143 as a gain on extinguishment of debtsbased on the difference between the carrying amount of the liabilities extinguished ($322) and the fair value of the warrants and options allotted ($179), which was credited directly to additional paid-in capital (see also Note 13).

In a certain arrangement that was subject to the approval of the board of directors, following such approval, on August 4, 2011, Sigma Wave Ltd (“Sigma”), a convertible bond holder, had accepted the Company's debt arrangement proposal for an amount of $1,000 of its outstanding debt. The Company allotted to Sigma a total of 4,444,444 ordinary shares of the Company (see also Note 12). In accordance with ASC Topic 470-50-40, the Company recorded an amount of $778 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($1,000) and the fair value of the ordinary shares granted ($222), which was credited directly to share capital ($74) and additional paid-in capital ($148).

 On December 31, 2011 Sigma and Mr. Eliyahu Trabelsi had accepted the Company's debt arrangement proposal for an amount of $2,047 of the outstanding convertible debt amount. The arrangement was not subject to any further approvals or other conditions. The Company committed to issue Sigma and Mr. Eliyahu Trabelsi an aggregated number of 9,094,400 of its ordinary shares as full repayment of such amount. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $1,228 as a gain on extinguishment of debt based on the difference between the carrying amounts of the liabilities extinguished ($2,047) and the fair value of the ordinary shares that the Company was committed to issue ($819). In addition an amount of $819 was credited directly to equity as “amount of liability extinguished on account of shares”. The actual allotment of 8,025,000 ordinary shares to a trustee of Sigma and 1,069,400 ordinary shares to Mr. Eliyahu Trabelsi was completed in April, 2012 (see Note 12).

The fair value of the equity instruments (shares, warrants and options with exercise price of nil) that were issued in connection with the extinguishment of debts and liabilities, were measured based on a quotation of the Company’s ordinary shares, on the date that the agreement with the respective creditor became effective.

The Company proposed the same arrangement to a certain other creditor in an amount of $311 and in respect of the Convertible Bonds which total debt amount is approximately $2,975 as of December 31, 2011.

e.	Concentration of risk that may have a significant impact on the Company:

Throughout the reporting periods the Company derived most of its revenues from one major customer. See also Note 15c.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

f.	The Company has incurred substantial losses and negative cash flows from operations since its inception. The Company had an operating cash flow deficit in each of the years in the three year period ended December 31, 2011. As of December 31, 2011, the Company had an accumulated deficit of approximately $48,325, working capital deficit of $2,723 (excluding the Convertible Bonds which total debt is approximately $2,975 as of December 31, 2011) and the total shareholders' deficit amounted to $5,601. The Company incurred net income of approximately $1,019 in the year ended December 31, 2011 (which includes a capital gain of $2,149 as a result of extinguishment of debt in 2011) and incurred net losses of approximately $1,965 and $5,085 in the years ended December 31, 2010 and 2009, respectively. The Company may continue to have an annual losses and operating negative cash flows for the near future, and expects to spend significant amounts of capital to enhance its products and services, develop further sales and operations and fund expansion. As a result, the Company will need to generate significant revenues to sustain profitability. The Company may not be able to sustain or increase profitability on a quarterly or annual basis. Continuation of the Company's current operations after utilizing its current cash reserves and other current assets is dependent upon the generation of additional financial resources. As described in Note 1d, the Company wishes to complete the creditors’ arrangement and also is seeking to raise funds either by equity issuances or by receiving banking credit lines. These matters raise substantial doubt about the Company's ability to continue as a going concern. The financial statements have been prepared assuming the Company will continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to allowance for doubtful account, contingencies and going concern assumptions.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB"). All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries (unless the non-controlling shareholders have certain approval or veto rights) in Israel, the United States and Hong-Kong (see Note 1c). Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

d.	Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash and cash equivalents.

e.	Restricted cash deposits:

Restricted cash includes a deposit which is used to secure agreement with account payable.

f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined as follows:

Raw materials, parts and supplies - using the “moving average cost" method or the “first in first out” method.

Finished products - on the basis of direct manufacturing costs.

h.	Investment in a majority-owned company:

The investment in a majority-owned company is presented using the equity method of accounting in accordance with ASC Topic 323 - "Investments - Equity Method and Joint Ventures", due to substantive participation rights held by the non-controlling shareholders, which impact the Company’s ability to exert control over the investee. See Note 5.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

j.	Impairment of long-lived assets and intangible assets:

The Company's long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value, less costs to sell.

k.	Convertible Bonds:

1.	Beneficial conversion feature:

The Company has considered the provisions of ASC Topic 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity", and determined that the embedded conversion feature of the convertible bonds should not be separated from the host instrument because it qualifies for equity classification. Furthermore, the Company applied ASC Topic 470-20, "Debt - Debt with Conversion and Other Options" which clarifies the accounting for instruments with beneficial conversion features or contingency adjustable conversion ratios.

The beneficial conversion feature has been calculated by allocating the proceeds received in financing transactions to the convertible instrument and to any detachable warrants included in the transaction, and by measuring the intrinsic value of the convertible instrument based on the effective conversion price as a result of the allocated proceeds.

The amount of the beneficial conversion feature with respect to convertible bonds was recorded as a discount on the convertible bonds with a corresponding amount credited directly to equity as additional paid-in capital. After the initial recognition, the discount on the convertible bonds is amortized as interest expenses over the term of the bonds.

2.	Issuance costs of convertible bonds – deferred charges:

Costs incurred in respect of obtaining financing through issuance of convertible bonds were deferred and expensed as financing expenses over the contractual term of the bonds.

3.	Modification (or exchange) of a convertible bonds

The Company applied the provisions of ASC Topic 470 - 50, "Debt - Modifications and Extinguishments", with respect to the modification of terms of convertible debt instruments. According to ASC Topic 470-50, the Company concluded that the modification that occurred in June 2008, August 2009 and November 2009 was determined to be a debt extinguishment. See Note 12.

4.	Refinance on a long-term basis

The Company applied the provisions of ASC Topic 470 – 10 – 45 “Debt – Other Presentation Matters” with respect to a financing agreement signed after December 31, 2010 but before the issuance of the 2010 financial statements and accordingly, presented as of December 31, 2010, certain convertible bonds in a total amount of $4,262, as a long term liability.

l.	Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel's Severance Pay Law. Employees are entitled to one month's salary for each year of employment, or portion thereof. The Company's liability for all its employees is presented under "accrued severance pay". The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company's balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company’s obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $15, $57 and $22, respectively.

m.	Goodwill and Intangible assets:

Intangible assets are amortized over their useful lives using the straight line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC Topic 350, "Intangibles - Goodwill and Other".

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase business combination. Goodwill is not amortized, but rather is tested for impairment at least annually or between annual tests, if certain events or indications of impairment occur. Goodwill is tested for impairment at the reporting unit level. As required by ASC Topic 350, the Company compares the fair value of each reporting unit to its carrying value ("step 1"). If the fair value exceeds the carrying value of the reporting unit’s net assets, goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

Due to the sale of activities in January 2010 (see Note 1b2), the Company recorded in 2009 an impairment loss of the entire remaining balance of the goodwill which was attributed to the components sold in an amount of $685 and certain other intangible assets in an amount of $434.

n.	Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, maintenance, royalties and long term contracts (including training and installation).

Product sales are recognized in accordance with Staff Accounting Bulletin No. 104, “Revenue Recognition” (“SAB No. 104”), when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, collectability is reasonably assured, and inconsequential or perfunctory performance obligations remain. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provision lapses.

The Company is not obligated to accept returned products or issue credit for returned products, unless a product return has been approved by the Company in advance and according to specific terms and conditions. As of December 31, 2011, the Company had an allowance for customer returns in an amount of $13.

The Company recognized certain long-term contract revenues in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts". Pursuant to ASC Topic 605-35, revenues from these contracts are recognized under the percentage of completion method. The Company measures the percentage of completion based on output or input criteria, such as contract milestones, percentage of engineering completion or number of units shipped, as applicable to each contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2011, no such estimated losses were identified.

The Company believes that the use of the percentage of completion method is appropriate, since the Company has the ability, using also an independent subcontractor's evaluation, to make reasonably dependable estimates of the extent of progress made towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights of the parties to the contract, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and the parties are expected to satisfy their obligations under the contract.

In contracts that do not meet all the conditions mentioned above, the Company utilized zero estimates of profits; equal amounts of revenue and cost are recognized until results can be estimated with sufficient accuracy.

Revenues and costs recognized pursuant to ASC Topic 605-35 on contracts in progress are subject to management estimates. Actual results could differ from these estimates.

As of December 31, 2010 and 2011, all the long-term contracts were completed and their related revenues were recognized in full.

Revenues for maintenance services are recognized over the term of the contracts.

The warranty period is usually 12 months. Based primarily on historical experience, the Company does not provide for warranty costs when revenue is recognized, since such costs are not material.

Deferred revenues and customer advances include amounts received from customers for which revenues have not been recognized.

The Company is entitled to royalties upon the issuance of certificates. Such royalties are recognized when the sales are reported to the Company (usually on a monthly basis).

o.	Shipping and handling costs:

Shipping and handling fees billed to customers are reflected as revenues while the related shipping and handling costs are included in cost of revenues. To date, shipping and handling costs have not been material.

p.	Research and development costs:

Research and development costs (other than software) are expensed as incurred.

q.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2011, 2010 and 2009 financial statements.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company's trade receivables are derived from sales to limited number of customers located primarily in Eastern Europe, the United States and Israel. The Company performs ongoing credit evaluations of its customers' financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection. See Note 2f.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

s.	Basic and diluted earnings (loss) per share:

Basic earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method and the dilutive potential, if any, of convertible bonds using the “if-converted method”.

The net earnings (loss) and the weighted average number of shares used in computing basic and diluted earnings (loss) per share for the reported periods are as follows:

	Year ended December 31,
	2011	2010	2009
Net income (loss) used for the computation of basic and diluted earnings (loss) per share	1,019	(1,965)	(5,085)

	Year ended December 31,
	2011	2010	2009
Weighted average number of shares used in the computation of basic earnings (loss) per share	9,126,327	6,177,862	5,511,948
Weighted average number of shares used in the computation of diluted earnings (loss) per share	11,710,254	6,177,862	5,511,948

All outstanding stock options, warrants and convertible bonds have been excluded from the calculation of the diluted net loss per share for the years ended December 2010 and 2009, since the effect of the shares issuable with respect of these instruments was anti-dilutive. The calculation of the diluted net earnings per share for the year ended December 31, 2011 included 3,273,477 options and warrants, the effect of which was dilutive.

The number of potential shares from the conversion of convertible bonds, options and warrants that have been excluded from the calculation were 2,733,688, 4,557,840 and 3,189,071 for the years ended December 31, 2011, 2010 and 2009, respectively.

The potential shares that would have been issued by the Company as a result of the acceptance of the proposal of the Company to its creditor (as described in Note 1d.) were excluded from the calculations as their effect was anti-dilutive. The weighted average number of such potential shares for the year ended December 31, 2011 was approximately 23,652,296.

t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in determining the fair value disclosures for financial instruments:

At December 31, 2011 and 2010, the carrying amounts of cash and cash equivalents, restricted cash deposits, current trade receivables, other accounts receivable, trade payables and other accounts payable (which are not included in the proposed arrangement described in Note 1d) approximate their fair value due to the short-term maturity of such financial instruments.

As of December 31, 2011 and 2010, the Company is unable to assess the fair value of the remaining balance of convertible bonds and other liabilities subject to the proposed arrangement due to the uncertainties involved with respect to the completion of the arrangement. The terms of the proposed arrangement are described in Note 1d.

u.	Accounting for stock-based compensation:

Share-based compensation, including grants of stock options, is recognized in the consolidated statement of operations as an operating expense, based on the fair value of the award on the date of grant. The fair value of stock-based compensation is estimated using an option-pricing model.

The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company estimates the fair value of employee stock options using a Black-Scholes valuation model. The Company amortizes compensation costs using the graded vesting attribution method over the vesting period, net of estimated forfeitures.

v.	Advertising costs:

The Company expenses advertising costs as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009, were approximately $10, $15 and $12, respectively.

w.	Comprehensive Income:

The Company has no comprehensive income components other than net income (loss) in the reporting periods.

x.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current period presentation. The changes did not affect net income, cash flow or shareholders' deficit.

y.	Fair value measurements:

The Company applies ASC Topic 820-10, "Fair Value – Measurement and Disclosure" which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and requires disclosures for fair value measures.

In accordance with ASC Topic 820-10, the Company measures and discloses fair value measurements for certain financial and nonfinancial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

z.	Discontinued operations:

The Company applies ASC Topic 205-20, "Presentation of Financial Statements - Discontinued Operation". According to ASC Topic 205-20, when a component of an entity, as defined in this standard, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, required to be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations if both of the following conditions are met: a) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the company as a result of the disposal transaction, and b) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction. (See also Note 1b).

aa.	Recently issued accounting pronouncements:

1.	Accounting pronouncements adopted in 2011

A.	ASC Topic 605 - 25 “Revenue Recognition - Multiple-Element Arrangements”

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force. The amended guidance modified the criteria for recognizing revenue in multiple element arrangements and requires companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. In addition, the amendments eliminated the residual method for allocating arrangement considerations.

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-14, “Certain Revenue Arrangements That Include Software Elements – a consensus of the FASB Emerging Issues Task Force”, to amend the scope of arrangements under ASC 985, Software, 605, “Revenue Recognition” to exclude tangible products containing software components and non-software components that function together to deliver a product’s essential functionality. Such components shall be subject to ASC Topic 605 - 25 “Revenue Recognition - Multiple-Element Arrangements”.

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

3.	Accounting pronouncements not yet effective:

A.	ASC Topic 220, “Comprehensive Income”

In June 2011, the FASB issued Accounting Standard Update (ASU) 2011-05, “Comprehensive Income (Topic 220) - Presentation of Comprehensive Income” (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

ASU 2011-05 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (fiscal year 2012 for the Company) and should be applied retrospectively.

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-12, which defers certain provisions contained in ASU 2011-05 requiring the requirement to present components of reclassifications of other comprehensive income on the face of the income statement or in the notes to the financial statements. However, this deferral does not impact the other requirements contained in the new standard on comprehensive income as described above. ASU 2011-12 is effective during interim and annual periods beginning after December 15, 2011 (fiscal year 2012 for the Company).

The adoption of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company’s financial condition, results of operations or cash flows.

B.	ASC Topic 210, “Balance Sheet”

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). ASU 2011-11, enhance disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable and Prepaid Expenses [Abstract]
Other Accounts Receivable and Prepaid Expenses [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Prepaid expenses	$21	$8
Government institutions	56	88
Advance payment to suppliers	-	193
Others	28	99

	$105	$388

INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES, NET

	December 31,
	2011	2010

Raw materials, parts and supplies	$216	$145
Finished products	53	52

	$269	$197

As of December 31, 2011 and 2010, the inventory is presented net of allowance for slow inventory in the amount of approximately $74 and $108 respectively.

INVESTMENT IN A MAJORITY-OWNED COMPANY	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE 5:-	INVESTMENT IN A MAJORITY-OWNED COMPANY

In December 1997, the Company set up SuperCom Slovakia, owned equally with another third-party investor, in order to execute a transaction with the Ministry of Interior of the Slovak Republic.

In March 2000, the Company purchased an additional 16% of SuperCom Slovakia, at a nominal value of $1, and granted such third-party investor a loan in an amount of $275, bearing interest of 0.7% per month, for any amounts outstanding. Interest is compounded on the outstanding principal balance of the loan and is to be repaid under the same conditions as the outstanding principal balance.

The third-party investor has an option to buy back 16% of the shares, for $1, upon repayment of the loan to the Company.

The Company currently owns 66% of SuperCom Slovakia's outstanding shares and accounts for the investment using the equity method of accounting, due to the substantive participation rights held by the non-controlling interest holder, which impact the Company’s ability to exert control over the investee.

During 2006, the Company wrote down the entire loan balance due to litigation developments regarding this issue and due to low probability of collection of the loan. See Note 10c2. During all the reported periods, the subsidiary had no operating activity.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$254	$262
Office furniture and equipment	194	197
Leasehold improvements	24	45
	472	504
Accumulated depreciation:
Computers and peripheral equipment	246	244
Office furniture and equipment	128	120
Leasehold improvements	2	30
	376	394
Depreciated cost	$96	$110

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009, were $28, $47 and $77, respectively.

OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
NOTE 7:-	OTHER ASSETS, NET

During 2009, the Company recognized an impairment of the remaining outstanding balance of goodwill and other intangible assets which attributed to the components (as described in ASC 360) that have been classified as of December 31, 2009 as discontinued operations. As a result, the impairment loss was classified in the statements of operations for 2009 within the loss from discontinued operations in an amount of $1,119. See Note 2m.

BANK CREDIT	12 Months Ended
Dec. 31, 2011
Bank Credit Disclosure [Abstract]
Bank Credit Disclosure [Text Block]
NOTE 8:-	BANK CREDIT

a.	As of December 31, 2010, the Company did not have any credit line from banking institutions.

On February 10, 2011 the Company received from an Israeli bank a credit line in an amount of $100. As of December 31, 2011, the entire amount was utilized. The credit line is secured by the personal guarantee of the Company’s current and former chairmen of the board of directors.

b.	Regarding guarantees and liens - see Note 10b.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Liabilities Disclosure [Text Block]
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010
Accrued marketing expenses	$541	$402
Subcontractors of long-term contract	252	368
Litigation provision	147	352
Related parties	414	71
Legal service providers	365	364
Withholding tax provision in respect of Convertible Bonds held by controlling shareholder	177	-
Other accrued expenses	268	687

	$2,164	$2,244

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending in 2013 - 2015.

In October, 2011, the Company signed lease agreements for new offices in Hertzliya, (Israel), for a period of two years commencing on October 1, 2011. The monthly lease amount, including management fees of the leased property, is approximately $15.

The Company's subsidiary in the USA leases a facility in Peachtree City, GA. The average monthly fee of the facility is approximately $3. The lease commenced on March 1, 2008 and is scheduled to expire onFebruary 28, 2013.Vuance, Inc. also leases a facility in Oak Creek, Wisconsin. The average monthly lease amount for the facilities is approximately $5. The lease commenced on April 1, 2010 and is scheduled to expire on March 31, 2015.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2012	$280
2013	204
2014	65
2015	16
$565

Rent expenses, net of rent income from subleases, for the years ended December 31, 2011, 2010 and 2009, were approximately $176, $121 and $331, respectively.

b.	Guarantees, indemnity and liens:

1.	The Company issued a Letter of Credit, with a balance of $130 as of December 31, 2010 to a supplier, related to a certain project of the Company with a European country. As a condition of this Letter of Credit, as of December 31, 2010, the Company deposited $130, which is presented as restricted cash deposits. The Letter of Credit expired on December 31, 2010 and the remaining restricted deposit of $130 was released during January 2011.

2.	The Company issued on October 17, 2011 a bank guarantee to the services company of its new offices in Herzliya (see a above), in an amount of up to NIS62,662 ($16 as of December 31, 2011).

3.	Pursuant to the Amendment Agreements with the convertible bonds holders (see also Note 12), in exchange for security in certain assets of the Company, the Company and the investors agreed to waive compliance and amend certain provisions of the Bond.

4.	On April 29, 2012, the Company’s board of directors approved the recording of a floating charge on all of the Company’s assets in favor of the Company’s current and former chairmen of the board of directors, unlimited in amount, in order to secure personal guarantees granted by them in favor of the Company, such as to a bank (see Note 8a) and in order to secure short-term loans that are given by them from time to time to the Company (see Note 14h).

5.	See also Note 1b2.

c.	Litigation:

1.	In April 2004, the Department for Resources Supply of the Ministry of Ukraine (the "Department") filed a claim with the International Commercial Arbitration Court at the Ukrainian Chamber of Commerce and Industry (the “Arbitration Court”) to declare Contract No. 10/82 (the “Contract”), dated April 9, 2002, between the Company and the Ministry of Internal Affairs of the Ukraine (the "Ministry"), as void due to defects in the proceedings by which the Company was awarded the Contract. In July, 2004, the Arbitration Court declared the Contract as void. On April 27, 2005, the Company appealed the decision to the High Commercial Court of the Ukraine. In May 2005, the Department filed a new statement of claim with the Arbitration Court for restitution of $1,048 paid to the Company by the Department under the Contract. On September 27, 2005, the Company received a negative award issued by the Arbitration Court in the second claim (the "Award"). On December 12, 2005, the Company was informed that the Ukrainian Supreme Court had dismissed its appeal regarding the July 2004 decision. On June 29, 2006, the Ukrainian Supreme Court held that the Arbitration Court award was valid and legal under applicable law.

On September 28, 2008, the Department filed a petition (the "Petition") in the Central District Court of Israel (the "Court"), under which the Department requested the approval of the Award as a valid foreign arbitral award under the laws of the State of Israel.

During November 2008, the Company filed with the Court an objection to the Petition and a petition to declare the Award null and void. The Company's objection and petition rely on what the Company believes to be well-based evidence which the Company has against the manner under which the arbitration proceedings were conducted by the Arbitration Court and against their validness and legality. The Company believes that the arbitration proceedings were conducted partially and jeopardized its basic rights. The Company's claims are also corroborated by a contrary legal opinion written in the scope arbitration decision by one of the arbitrators ("Arbitrator").

On February 16, 2009, the Department filed its response to the Company's claims (the "Response"). The Department raised procedural and other claims in its Response, including a monetary claim that the Company filed which is based on the Award and the filing of such claim basically affirms the Company’s acknowledgment that the Award is valid. On March 25, 2009, the Company filed a response to the Department's response and a requisition to order the Arbitrator to testify in the scope of the Petition proceedings.

On June 6, 2009, a preliminary court session was held regarding the Petition. During the session, the Department's counsel claimed that one of the two machines that the Company previously supplied pursuant to the Contract (which machine was priced higher than the amount of the Department's claim) was not supplied to the Department and was transferred by the Company to another Ukrainian governmental authority. It is noted that the Company has documents that evidence that, contrary to the Department's claim, the Company supplied both of the machines directly to the Department.

At a hearing held on September 23, 2009, the Court accepted the Company's application to summon the Arbitrator as a witness. At the hearings which took place on November 29 and November 30, 2010, the Arbitrator testified in Court. In his testimony, the Arbitrator described procedural flaws which occurred, in his view, during the arbitration and also related to threats which were made against him by the Secretary of the Ukrainian Chamber of Commerce and Industry in the course of the arbitration session.

Following the testimony of the Arbitrator, the Department asked the Court to summon the other two Ukrainian arbitrators as witnesses. The Court accepted the request and scheduled hearings for their testimonies in 2011. However, the Department’s witnesses (including the other two Ukrainian arbitrators) did not appear in court at the times scheduled for their testimonies. In light thereof, the court ordered that summations be submitted in writing without having the witnesses of the Department testify.

On December 5, 2011 the Company submitted a summation in writing. However, the Department has not submitted its summation and its counsel even notified the Court that his appointment as the Department’s counsel had been cancelled. In these circumstances the Company filed a petition for judgment due to the absence of summations by the Department. On February 26, 2012, the Court ruled that it accepts the Company’s petition to give judgment due to the lack of summations on behalf of the Department and that the file will be assigned for writing a judgment on the basis of the evidence that had been presented to the Court in the course of the proceeding.

On April 15, 2012, the Court gave its judgment, pursuant to the Court dismissed the Department’s Petition and also declared the Award null and void.

2.	On October 30, 2003, SuperCom Slovakia, a subsidiary (66%) of Vuance Ltd., received an award from the International Arbitral Center of the Austrian Federal Economic Chamber, in a case against the Ministry of Interior of the Slovak Republic (“the Ministry”) relating to the Agreement on Delivery of Technology, Cooperation and Services signed on March 17, 1998. Upon the Arbitral Award, the Ministry of Interior of the Slovak Republic was ordered to pay SuperCom Slovakia the amount of SKK 80,000,000 (approximately $3,438 as of December 31, 2011) plus interest accruing from March 1999. In addition, the Ministry of Interior of the Slovak Republic was ordered to pay the costs of arbitration in the amount of EUR 42,716 (approximately $55 as of December 31, 2011) and SuperCom Slovakia’s legal fees in the amount of EUR 63,611 (approximately $82 as of December 31, 2011). The Company has begun an enforcement proceeding to collect the arbitral awards. The Ministry of Interior of the Slovak Republic filed a claim with the Commercial Court in Vienna, Austria on February 10, 2004, whereby it challenged and requested to set aside the arbitral award. During September 2005, the Commercial Court of Vienna dismissed the claim. On October 21, 2005, the Ministry of the Interior of the Slovak Republic filed an appeal. On August 25, 2006, the Austrian Appellate Court rejected the appeal and ordered the Ministry to reimburse Supercom Slovakia´s costs of the appellate proceeding in the amount of EUR 6,688 within 14 days. On October 3, 2006, the Company was informed that the Ministry had decided not to file an extraordinary appeal to the Austrian Supreme Court’s decision rejecting its appeal. To date, the Company’s efforts to enforce the Commercial Court’s decision have been unsuccessful.

3.	On December 16, 1999, Secu-Systems Ltd. filed a lawsuit with the District Court in Tel-Aviv-Jaffa jointly and severally against the Company and its former subsidiary, InkSure Ltd. (“InkSure”), seeking a permanent injunction and damages arising from the printing method applied to certain products developed by InkSure. In its lawsuit, Secu-Systems asserted claims of breach of a confidentiality agreement between Secu-Systems and the Company, unjust enrichment of the Company and InkSure, breach of fiduciary duties owed to Secu-Systems by the Company and InkSure and misappropriation of trade secrets and damage to Secu-Systems’ property. On March 15, 2006, the Court denied the breach of contract claim, but upheld the claim for misappropriation of trade secrets and ordered InkSure and the Company to cease all activity involving the use of the confidential knowledge and/or confidential information of Secu-Systems. In addition, the court ordered the Company and Inksure to provide a report certified by an accountant setting forth in full the income and/or benefit received by InkSure and the Company as a result of the infringing activity through the date of the judgment, and ordered the Company and Inksure, jointly and severally, to pay to Secu-Systems compensation in the amount of NIS 100,000 ($26 as of December 31, 2011) and legal expenses as well as attorney’s fees in the amount of NIS 30,000 ($8 as of December 31, 2011) (which was paid during 2006). Secu-Systems has filed an appeal, and the Company and InkSure filed a counter-appeal, on the above ruling.

During the years thereafter several court sessions were held, judgments were made and appeals were filed by each of the parties.

On December 15, 2009, the court suggested that the parties try a mediation process in order to endeavor to come to an agreement. All the parties agreed to the suggestion.

In the course of the mediation process, during 2010, an agreement in principle was reached, according to which the mediator will be authorized to determine the sum, within the range between NIS 750,000 (approximately $196 as of December 31, 2011) and NIS 1,000,000 (approximately $262 as of December 31, 2011), which the Company shall pay to Secu-Systems. Pursuant to such agreement in principle, the amount determined by the mediator will be paid by the Company during 2011 in 10 equal, consecutive monthly installments.

Following the said agreement in principle, a binding mediation agreement was signed by the parties, and on September 1, 2010, a mediation session was held. On November 30, 2010, the mediator determined that the sum the Company will have to pay to Secu-System is NIS 893,000 (approximately $234 as of December 31, 2011). On January 30, 2012, the parties submitted to the court a request to approve the mediation agreement. The mediation agreement was approved by the court on February 5, 2012.

During 2011 the Company paid NIS 535,800 (approximately $140 as of December 31, 2011). As of December 31, 2011 there is a liability in the amount of $94 related to this litigation.

4.	On May 7, 2012, a supplier of the Company filed a lawsuit with the Magistrate Court in Tel Aviv in the amount of NIS360,199 (approximately $94 as of December 31, 2011) claiming mainly for payments of products which were supplied during 2011 and for payments for products which were purchased by the supplier but were refused to be received by the Company due to dissatisfaction of the Company in respect of the supplied products. The Company is denying the supplier’s claims and has its own claims against the supplier in respect of the quality of the products supplied by him. The Company is right now in the process of evaluating the lawsuit with its legal advisor. The balance of accounts payable with respect to the supplier as of December 31, 2011 is approximately $46, which represents the value of the supplied products during 2011. No additional provision has been recognized with respect to the supplier's claim.

d.	In a certain transactions, the Company is obligated to pay a certain percentage of the revenues to third parties.

e.	The Company is obligated, under certain contracts with one of its manufacturers, to purchase certain blanket orders from such manufacturer, subject to certain terms and conditions.

INCOME TAX	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11:-	INCOME TAX

a.	Measurement of results of operations for tax purposes under the Israeli Income Tax Law (Inflationary Adjustments), 1985.

Until December 31, 2007, the results of operations for tax purposes in Israel were measured in terms of earnings in NIS after adjustments for changes in Israel's Consumer Price Index ("CPI"). Commencing January 1, 2008, this law is void and in its place there are transition provisions, whereby the results of operations for tax purposes are to be measured on a nominal basis. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual change in Israel's CPI and in the NIS/dollar exchange rate causes a further difference between taxable income and income before taxes shown in the financial statements. In accordance with paragraph 25-3f of ASC TOPIC 740-10-25, Income Taxes, the Company has not provided for deferred income taxes on the above difference between the functional currency and the tax bases of assets and liabilities.

b.	Changes in the Israeli corporate tax rates:

On July 25, 2005, the Israeli Parliament passed an amendment to the Income Tax Ordinance (No. 147) - 2005, gradually reducing the tax rate applicable to the Company as follows: in 2009 - 26% and in 2010 and thereafter - 25%.

On July 23, 2009, as part of the Arrangements Law for the period 2009-2010, article 126 of the Income Tax Ordinance (New Version) – 1961 was amended, whereby the corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20% and 2016 and thereafter – 18%.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was publicized.  As part of the law, among other things, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) – 2009 and the Income Tax Ordinance (New Version) – 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%.

c.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws of the countries in which they are located.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2011	2010

Operating loss carryforward	$11,128	$9,814
Reserves and allowances	601	739

Net deferred tax assets before valuation allowance	11,729	10,553
Valuation allowance	(11,729)	(10,553)

Net deferred tax assets	$-	$-

Deferred income taxes consist of the following:
Domestic	$6,892	$5,593
Valuation allowance	(6,892)	(5,593)

Foreign	4,837	4,960
Valuation allowance	(4,837)	(4,960)

	$-	$-

As of December 31, 2011, the Company and its subsidiaries have provided a valuation allowance in a total amount of $11,729 in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences. Management currently believes that since the Company and its subsidiaries have a history of losses, the deferred tax assets are not considered more likely than not to be realized in the foreseeable future.

e.	Carryforward tax losses:

Vuance Ltd. has accumulated losses for tax purposes as of December 31, 2011, in an amount of approximately $25,226, which may be carried forward and offset against taxable income in the future for an indefinite period. Vuance Ltd. also has a capital loss in an amount of approximately $13,906 which may be carried forward and offset against capital gains for an indefinite period. Losses carryforwards in Israel are measured in NIS.

As of December 31, 2011, Vuance's subsidiaries in the United States have estimated total available carryforward tax losses of approximately $14,182. In the U.S., tax losses can be carried forward for 20 years. However, utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. These annual limitations may result in the expiration of net operating losses before utilization. An amount of $3,413 of the carryforward tax losses of the Company's subsidiary in the U.S, is subject to such limitation, due to the Security Holding Corp. acquisition in 2007.

f.	Vuance Ltd has assessments which are considered as final until the tax year ended December 31, 2007.

Vuance’s subsidiaries in the United States and Israel have not received final assessments since their incorporation.

g.	Income (loss) before income tax consists of the following:

	Year ended December 31,
	2011	2010	2009

Domestic	$1,359	$(1,275)	$(2,011)
Foreign	(315)	(451)	(477)

	$1,044	$(1,726)	$(2,488)

h.	Reconciliation of the theoretical tax benefit to the actual tax benefit:

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense, is as follows:

	Year ended December 31,
	2011	2010	2009
Income (loss) before income tax, as reported in the consolidated statements of operations	$1,044	$(1,726)	$(2,488)

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax (benefit) expense	$251	$(432)	$(647)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(253)	486	503
Tax expenses related to withholding tax at source	22	39	31
Differences in taxes resulting from rate applicable to foreign subsidiary and others	5	(43)	184
Actual income tax	$25	$50	$71

CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 12:-	CONVERTIBLE BONDS

In November 2006, the Company raised $3,156.5 through the issuance of Units consisting of Convertible Bonds and Warrants. Units valued at $2,500 were issued to Brevan Howard Master Fund Limited (“BH”), and Units valued at $656.5 were issued to Special Situation Funds (“SSF”), based on the participation rights provided in a private placement during 2005, which were existing shareholders of the Company. According to their original terms, the Convertible Bonds mature three years from the date of issuance and bear interest at an annual rate of 8% (which was updated as described below). Any withholding and other taxes payable with respect to the interest will be grossed up and paid by the Company (approximately 3% of the principal of the bonds), payment of interest will be net of any tax. Subject to certain redemption provisions, as described below, the Convertible Bonds may be converted at any time, at the option of the investors, into the Company's ordinary shares at an original conversion price of $5 per share (see amendment below). The investors were also granted warrants entitling them to acquire a total of 134,154 ordinary shares at an original exercise price of $5 per share during the next five years (see amendments below). In respect of this transaction, the Company paid approximately $215 cash as issuance expenses and granted an option to acquire up to 25,000 shares of the Company to a third party, exercisable at an original $5 per share. The fair market value of this grant option was $40.

If the Company fails to fulfill certain conditions, the investors may accelerate repayment of the principal amount of $3,156.5 of the Convertible Bonds, in which case all interest payable until maturity date will immediately become due and payable.

The Company has determined that the embedded conversion feature should not be separated from the host instrument because it qualifies for equity classification. Therefore the transaction was accounted for in accordance with ASC Topic 470 - 20, "Debt - Debt with Conversion and Other Options”.

In November 2007, due to a breach of certain conditions of the convertible bonds, the investors had the right to accelerate the repayment of the principal amount of the bonds with all the interest payable until the maturity date of the bonds. However, the Company signed an amendment to the agreement with the investors under which the Company was required to pay to one of the investors the abovementioned interest amount ($276) (with any withholding and other taxes payable with respect to the interest (approximately 3% of the principal of the bonds)) and in respect of the other investors, the Company changed the conversion ratio of the bonds to $4.25. In consideration, the investors waived their right to accelerate the repayment of the bonds. The Company accounted for this amendment as a modification of the bonds.

In June 2008, following a breach of the amended terms of the convertible bonds, the Company reached an agreement with BH (with a principal amount of $2,500), under which, among other things, the investor waived the Company's compliance with certain covenants under its Convertible Bonds, in exchange for:

a.	Increasing the interest rate to 10% starting March 31, 2008. Any withholding and other taxes payable with respect to the interest will be grossed up and paid by the Company (approximately 3% of the principal of the bonds).

b.	Reducing the exercise price of the bond and the warrants to $3 and $2.8, respectively.

c.	The Company undertook to place a fixed charge on all income and/or rights in connection with a certain European Airport Project. This charge shall be senior to any indebtedness and/or other pledge and encumbrance, but shall, however, be subject to certain rights of the Company to use part of the income.

d.	Certain anti-dilution rights with respect to the warrants held by the investor.

In addition, under certain circumstances, the investor might have the right to demand early payment of partial or full amount of the Convertible Bonds (up to the $2,500 as mentioned above). The Company accounted for the amendment as an extinguishment of the Bonds.

Due to the breach of certain convertible bond covenants, the Company had to recognize, in 2008, financial expenses in the amount of $553, to accelerate deferred expenses in the amount of $138 and to accelerate the remaining discount amounts (attributed to warrants and the beneficial conversion feature) in the amount of $724. In addition, as of December 31, 2008, the Convertible Bond was classified as a current liability

On August 12, 2009, the Company entered into a bond Amendment Agreement (the “Amendment Agreement”) with BH, with principal amount of $2,500, pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company, inter alia all incomes and/or rights in connection therewith to which the Company and its Subsidiaries are and shall be entitled as a result of the Slovakian Project Arbitral Award, and on all amounts in connection with the project related to the arbitration, the Company and the investor agreed to waive compliance and amend certain provisions of the Bond to, among other things, (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward, (ii) release the Company from certain payments upon the completion of certain payments of principal and interest due under the Bond, (iii) make monthly payments of $41 against the total amount due under the Bond over an eight (8) year period, and (iv) increase the number of warrants granted to 159,375 and amend their exercise price to $0.40 per share . The modification was determined to be a debt extinguishment.

On November 9, 2009, the Company entered into an Amendment Agreement (the “Amendment Agreement”) with SSF, the other investor (with a principal amount of $624), pursuant to the Amendment Agreement, in exchange for security in certain assets of the Company, the Company and SSF agreed to waive compliance and amend certain provisions of the Bond to, among other things, (i) increase the applicable rate of interest to 12% and by 0.5% every 180 days afterward, (ii) release the Company from certain payments upon the completion of certain payments of principal and interest due under the Bond, (iii) make monthly payments of $10 against the total amount due under the Bond over an eight (8) year period, (iv) reducing the exercise price of the bond and the warrants to $3 and $0.40, respectively and, (v) increase the number of warrants granted to 31,238. The modification was determined to be a debt extinguishment.

As of December 31, 2009, in light of the above amendments, total principal amount of $430 was presented among current liabilities and a total principal amount of $2,624 was presented among long-term liabilities. In addition, an amount of $1,693 (including interest and penalties that it was agreed to be paid after the principal amount is paid), was presented among long-term loan and others.

In January 2010, the Company received the investors' consent to sell its EAC and CSMS businesses (as described in Note 1b.). In addition, the Company created a specific (fixed) charge in favor of the investors on the intellectual property rights belonging to the remaining RFID business of the Company.

On August 24, 2010, BH entered into an Absolute Assignment and Transfer of Bond and Warrant (“Assignment”) with Sigma Wave Ltd. (“Sigma”), an Israeli company and a major shareholder of the Company. Pursuant to the Assignment, BH absolutely transfers, assigns and makes over unto Sigma all of its rights, title, obligations and interest in the Convertible Bonds and warrants accruing or growing due and outstanding as at the Closing Date (which later was determined as September 16, 2010) to BH, and BH effective as of and from the Closing Date further assigns and transfers unto Sigma all of its rights and interests in the Company pledged rights and/or assets, and BH effective as of and from the Closing Date further assigns and transfers unto Sigma all of its rights and interests in deeds, documents, writings, papers, books of account and other books relating to or being records of the Convertible Bonds and warrants or by which the Convertible Bonds and warrants are or may hereafter be secured, evidenced, acknowledged or made payable.

The Company gave its consent to the Assignment on July 28, 2010.

The Assignment had no impact on the Company’s assets or liabilities or its financial results.

On March 30, 2011, the Company entered into a financing agreement with Sigma that entitles the Company to refinance the short-term obligations under the Convertible Bonds held by Sigma on a long-term basis. Pursuant to the agreement, and subject to certain conditions and covenants, Sigma postponed all mature amounts relating to principal and interest as of December 31, 2010, to January 1, 2012. In addition, the agreement required that interest amounts with respect to fiscal 2011 will become due during July 2011 and thereafter. As a consequence of the financing agreement, as of December 31, 2010, the Company’s total outstanding debt to Sigma under the Convertible Bonds was $4,262, of which $2,453 was presented among convertible bonds (long-term balance) and $1,810 was presented among long-term loan and others. As of December 31, 2010, the Company was in compliance with the covenants under the amended Convertible Bonds agreements with respect to bonds held by SSF.

With respect to an arrangement that was subject to the approval of the board of directors, following such an approval, on August 4, 2011,Sigma had accepted the Company's debt arrangement proposal for an amount of $1,000 debt under the Convertible Bonds in accordance with the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company allotted Sigma a total of 4,444,444 ordinary shares of the Company (which number was determined on June 30, 2011) and recorded an amount of $778 as a gain on extinguishment of debts based on the difference between the carrying amount of the liability extinguished ($1,000) and the fair value of the ordinary shares granted ($222), which was credited directly to share capital ($74) and additional paid-in capital ($148).

On November 8, 2011, SSF sold, assigned and transferred to Mr. Eliyahu Trabelsi (see Note 14f) all of their rights under the Convertible Bonds and warrants.

On December 5, 2011, the Company received from the Head of the Execution Office in Israel a foreclosure order in accordance with section 44 to the Israeli Execution Law Records, vol. 1967, in respect of convertible bonds held by Sigma, up to an amount of NIS3,903,866 (approximately $1,022 as of December 31, 2011). The Company acted in accordance with the order’s instructions and recorded the said foreclosure.

On December 31, 2011, Sigma had accepted the Company's debt arrangement proposal for an amount of $1,806 of the outstanding debt amount in accordance to the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company committed to issue Sigma 8,025,000 of its ordinary shares as full repayment of such amount. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $1,083 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liabilities extinguished ($1,806) and the fair value of the ordinary shares granted ($723), which was credited directly to “amount of liability extinguished on account of shares”. The actual allotment of 8,025,000 ordinary shares to a trustee of Sigma was completed in April 2012.

On December 31, 2011, Mr. Eliyahu Trabelsi had accepted the Company's debt arrangement proposal for an amount of $241 of the outstanding debt amount in accordance with the proposed arrangement of the extinguishment of liabilities (see Note 1d). The Company committed to issue Mr. Eliyahu Trabelsi 1,069,400 of its ordinary shares as full repayment of such amount. In accordance with ASC Topic 470-50-40, the Company recorded an amount of $145 as a gain on extinguishment of debts based on the difference between the carrying amounts of the liabilities extinguished ($241) and the fair value of the ordinary shares granted ($96), which was credited directly to “amount of liability extinguished on account of shares”. The actual allotment of 1,069,400 ordinary shares to Mr. Eliyahu Trabelsi was completed in April 2012.

As of December 31, 2011 and the filing date of these financial statements, the Company was not in compliance with the covenants under the amended Convertible Bonds and as a result the remaining balance of the Convertible Bonds were classified as a current liability. Due to the breach of the covenants under the amended Convertible Bonds, the Company had to recognize additional monthly 3% interest on payments that were not paid according to the amended Convertible Bonds. The additional interest expenses amounted to $271 during the year ended December 31, 2011.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13:-	SHARE CAPITAL

a.	The Company's common stock is quoted under the ticker symbol “VUNCF” on the Pink OTC Markets Inc., which operates an electronic quotation service for securities traded over-the-counter.

On May, 14 2007 a 1 for 5.88235 reverse split of the Company’s ordinary shares became effective for trading purposes. Pursuant to this reverse share split, each 5.88235 ordinary shares of NIS 0.01 par value became 1 ordinary share of NIS 0.0588235 par value.

b.	During 2010, the Company increased its authorized share capital to 52,000,000 ordinary shares.

c.	During 2009 and 2011, 168,865 and 300,000 ordinary shares, respectively, were issued as consideration to settle liabilities to an officer and other payables in an aggregate amount of $63 and $51, respectively. Regarding ordinary shares that were issued during 2010 under a private placement, see Note 13f4. Regarding ordinary shares that were issued during 2011 and after the balance sheet date, as a part of an extinguishment of liabilities, see Notes 12 and 18.

d.	Shareholders' rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

e.	Stock options:

1.	In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Subject to the provisions of the Israeli Companies Law, the Option Plan is administered by the Compensation Committee, and is designed: (i) to comply with Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and the rules promulgated thereunder and to enable the Company and grantees thereunder to benefit from Section 102 of the Israeli Tax Ordinance and the Commissioner’s Rules; and (ii) to enable the Company to grant options and issue shares outside the context of Section 102 of the Israeli Tax Ordinance. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

As a result of an amendment to Section 102 of the Israeli Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, capital gains derived by optionees arising from the sale of shares issued pursuant to the exercise of options granted to them under Section 102 after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%. However, as a result of this election, the Company will no longer be allowed to claim as an expense for tax purposes the amounts credited to such employees as a benefit when the related capital gains tax is payable by them, as the Company had previously been entitled to do under Section 102.

On June 27, 2007, the Compensation Committee and board of directors of the Company approved a new option plan under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries. Under this new option plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. On August 15, 2007, the new option plan was approved by the shareholders of the Company at the general shareholders meeting.

2.	On January 9, 2009, according to the board resolution on October 27, 2008 and the Special General Meeting dated December 21, 2008, the Company issued to: a) the Chairman of the Board of Directors; b) a member of the Company's Board of Directors who is also one of the co-founders; c) one of the co-founders of the Company and d) another member of the Company's Board of Directors options to purchase up to: 256,456, 179,966, 126,944 and 42,121 shares of the Company, respectively. The options have an exercise price of NIS 0.0582235 per share, vested immediately and will expire after ten years. The options (the fair value of which was estimated to $266) were issued as a partial payment for certain liabilities to the terms of their appointment with the Company.

On March 12, 2009, the Company issued options to purchase up to 161,718 shares to several employees and ex-employees as a partial payment of their payroll. The options (the fair value of which was estimated to $67) have an exercise price of NIS 0.0582235, vested immediately and will expire after ten years.

During 2010 no options were granted.

On August 9, 2011, the Company issued options to purchase up to 150,000 shares to a former officer of the Company as part of his employment agreement. The options (the fair value of which was estimated at $6) have an exercise price of $0.11, vested immediately and will expire after five years.

On August 11, 2011, the Company issued options to purchase up to 300,000 shares to a former officer of the Company as part of the extinguishment of liabilities (see Note 1d). The options (the fair value of which was estimated at $36, based on the Company’s share market price at the date the extinguishment was determined) have an exercise price of $0.00, vested immediately and will expire on December 31, 2012.

On August 24, 2011, the Company issued options to purchase up to 385,000 shares to several employees of the Company. The options (the fair value of which was estimated at $18) have an exercise price of $0.20, 155,000 of them vested on January 1, 2012, and the remaining 230,000 will vest on January 1, 2013. The options will expire after ten years.

3.	A summary of the Company's stock option activity and related information is as follows:

	Year ended December 31
	2011		2010		2009
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	1,404,219	$1.23	1,489,176	$1.34	981,462	$2.55
Granted	835,000	$0.11	-	-	767,205	$0.015
Exercised	(10,007)	$0.02	(11,007)	$0.016	(93,056)	$0.015
Canceled and forfeited	(65,355)	$1.74	(73,950)	$3.52	(166,435)	$3.30
Outstanding at end of year	2,163,857	$0.79	1,404,219	$1.23	1,489,176	$1.34
Exercisable at end of year	1,778,857	$0.92	1,404,219	$1.23	1,413,027	$1.26

The weighted average fair value of options granted during the reported periods (excluding 300,000 options granted in 2011 as part of the extinguishment of liabilities) was $0.05 and $0.43, per option, for the years ended December 31, 2011 and 2009, respectively. In 2010 no options were granted.

The fair value of these options was estimated on the date of grant using the Black & Scholes option pricing model. The following weighted average assumptions were used for the 2011 and 2009 grants: risk-free rate of 0.76% and 0.75%, respectively, dividend yield of 0%, expected volatility factor of 176.54% and 193.27%, respectively and expected term of 4.64 and 2.08 years, respectively. In 2009, the fair value of 125,142 options were calculated using the Black & Scholes option pricing model. For all other options granted in 2009, the fair value of the options issued (as a partial payment of payroll liability) was based on the fair value of the shares on the date of the related payroll, which equals the related payroll liability, since the exercise price was close to nil.

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

Compensation expenses recognized by the Company related to its share-based employee compensation awards were $10, $14 and $483 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the allocation of the stock-based compensation charge

	Year ended December 31,
	2011	2010	2009

Cost of revenues	$2	$3	$7
Research and development expenses	5	2	226
Selling and marketing expenses	-	3	43
General and administrative expenses	3	6	207

	$10	$14	$483

The options outstanding and exercisable as of December 31, 2011, have been separated into ranges of exercise prices as follows:

Range of exercise price	Options outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2011	Weighted average exercise price	Aggregate intrinsic value

$0.00 - $ 0.20	1,520,464	6.46	0.07	$30	1,135,464	0.02	$79
$1.10 - $ 1.88	449,817	2.89	1.29	-	449,817	1.29	-
$2.47 - $ 3.38	31,076	1.99	2.99	-	31,076	2.99	-
$4.12 - $ 4.64	79,900	5.07	4.31	-	79,900	4.31	-
$5.00 - $ 5.24	65,600	2.99	5.07	-	65,600	5.07	-
$14.82	17,000	2.85	14.82	-	17,000	14.82	-

	2,163,857		0.79		1,778,857	0.92

The aggregate intrinsic value of the above table represents the total intrinsic value, based on the Company’s stock price of $0.09 as of December 31, 2011, less the weighted average exercise price per range. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The total intrinsic value of options exercised during the years ended December 31, 2011 2010 and 2009 was $1, $1 and $36, respectively, based on the Company’s average stock price of $0.10, $0.14and $0.4, during the years ended on those dates respectively.

A summary of the status of the Entity’s non-vested options granted to employees as of December 31, 2011 and changes during the year ended December 31, 2011 is presented below:

	Options	Weighted– average grant- date fair value

Non-vested at January 1, 2011	-	-
Granted	385,000	$0.05
Vested (including cancelled and exercised)	-	-
Forfeited	-	-
Non-vested at December 31, 2011	385,000	$0.05

As of December 31, 2011, there was $8 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the stock option plans.

f.	Private placements and warrants:

1.	During 2009, no warrants were granted.

During 2010, warrants to acquire up to 1,759,988 shares were granted, of which 553,846, with an exercise price of $0.15 per share were granted to an investor as a part of private placement (see 4 below) and 1,206,142 of which, with an exercise price of $0.00 per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted under the debt extinguishment is $147, based on the Company’s share market price at the date when the extinguishment was determined.

During 2011, warrants to purchase up to 1,081,871 shares with an exercise price of $0.00 per share were granted to certain creditors as part of the extinguishments of liabilities (see Note 1d). The fair market value of the warrants granted is $143, based on the Company’s share market price at the date when the extinguishment was determined.

2.	A summary of the Company's warrants activity to consultants and investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities), and related information is as follows:

	Year ended December 31,
	2011		2010		2009
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)	Number of warrants	Weighted average exercise price
Outstanding at beginning of year	2,157,002	$0.36	658,706	$2.70	857,185	$3.92
Granted	1,081,871	$0.00	1,759,988	$0.05	-	-
Exercised	-	-	-	-	-	-
Canceled and forfeited	(236,014)	$1.24	(261,692)	$3.53	(198,479)	$5.91
Outstanding at end of year	3,002,859	$0.16	2,157,002	$0.36	658,706	$2.70
Exercisable at end of year	3,002,859	$0.16	2,157,002	$0.36	652,040	$2.69

(*)	The Weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.

The warrants to consultants and investors (including warrants issued in connection with convertible bonds and extinguishment of liabilities), outstanding and exercisable as of December 31, 2011, have been separated into ranges of exercise prices as follows:

Range of exercise price	Warrants outstanding and exercisable as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value

$0.00	2,288,013	1.00	$0.00	$206
$0.15 - $ 0.65	633,846	3.06	$0.21	-
$2.50 - $ 3.53	20,000	1.39	$3.38	-
$4.42 - $ 4.85	61,000	2.07	$4.72	-

	3,002,859		$0.16

3.	The fair value of all the warrants granted as described above was measured based on the fair value of the instruments issued on the date of grant, since, based on the opinion of Company Management, such measurement is more reliable than the fair value of services.

4.	On March 22, 2010, the Company entered into a Subscription Agreement with a private investor, Mr. Yitzchak Babayov (the “Investor”), pursuant to which at a March 23, 2010 closing, the Company issued 1,538,461 ordinary shares of the Company at a par value of NIS 0.0588235 (the “Transaction Shares”) in consideration of a onetime cash payment in the amount of $200.

Concurrent with the execution of the Subscription Agreement, the Company and the Investor entered into a Warrant Agreement pursuant to which the Investor received a warrant (the “Warrant”) to purchase up to 553,846 ordinary shares of the Company for an exercise price of $0.15 per share. The Warrant has a term of five (5) years and contains standard adjustments for stock dividends, stock splits, reclassification and similar events. The Company’s shareholders approved and ratified at the annual general meeting held on September 12, 2010, that the purpose of the private placement of the Transaction Shares and Warrant was to provide the Investor with more than twenty five percent (25%) of the Company’s issued and outstanding shares as of the date of the agreement in accordance with Israeli law, which exempts such an acquisition from Israeli tender offer requirements

The Transaction Shares and the ordinary shares issuable upon the exercise of the Warrant have not been registered under the Securities Act and may not be offered or sold except pursuant to an effective registration statement or an applicable exemption from the registration requirements of the Securities Act.

g.	Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.

h.	Convertible bonds and warrants issued to the convertible bond holders – see Note 12.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14:-	RELATED PARTY TRANSACTIONS

a.	On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former Chairman of the Board of Directors, who also was one of the co-founders of the Company.

In consideration of these consulting services, the Company has undertaken to pay $10.5 per month plus motor vehicle expenses. In addition the Company was required to pay $1.5 per month as a director’s fee. During 2009 the Company paid in cash $32, pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 14d below and regarding debt extinguishment during 2010, see Note 14e below.

On July 8, 2010, the Board of Directors accepted the resignation from the board of directors of the Chairman of the Board of Directors, effective July 25, 2010. The Company recorded during 2010 an expense of $75 related to the former consulting agreement. In addition, on July 8, 2010, the Company entered into a Services Agreement with the former Chairman of the Board of Directors and as of that date one of the Company’s major shareholders (the “Service Provider”), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the Service Provider will provide the Company with ongoing consulting services as may be reasonably required by the Company, for a consideration of 2% of the Company’s gross receipts from a major customer and indemnification of reasonable costs and expenses incurred by the Service Provider.

During 2011 and 2010, the Company recorded an expense of $130 and $83, respectively, in accordance with the Services Agreement.

b.	On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former member of the Company's Board of Directors, who was one of the Company's co-founders and a principal shareholder. On January 13 2005, the General Shareholders Meeting approved, inter-alia, the following amendments to the consulting agreement:

·	As of the date of the approval of the General Shareholders Meeting, the consideration shall be an amount of $7 per month.

·	Upon the termination of the car lease agreement in March 2005, to increase the car lease, to a price of up to NIS 4,200 (approximately $1.1 as of December 31, 2011), (excluding tax) per month.

In addition, the Company was required to pay $1.5 per month as a director’s fee.

During 2009 the Company paid in cash $22 pursuant to this agreement. Regarding the partial payment in options during 2009, see below Note 14d and regarding debt extinguishment during 2010 see Note 14e below.

On July 8, 2010, the Board of Directors accepted the resignation from the board of directors of the member of the Company's Board of Directors, effective immediately. The Company recorded during 2010 an expense of $53 related to the former consulting agreement. In addition, on July 8, 2010, the Company entered into a Services Agreement with the former member of the Board of Directors and as of that date one of the Company’s major shareholders (the “Service Provider”), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the Service Provider will provide the Company with management services with respect to the Company’s certain project for a consideration of (i) a monthly fee of $3, (ii) indemnification of reasonable costs and expenses incurred by the Service Provider, and (iii) the Company will provide the Service Provider with a cellular phone and an automobile. The Company shall also grant the Service Provider options to purchase up to 50,000 ordinary shares of the Company according to terms to be determined by the Board of Directors, which terms have not yet been determined by the date of approval of the financial statements.

During 2011 and 2010, the Company recorded an expense of $63 and $38, respectively, in accordance with the Services Agreement.

c.	On October 1, 2001, the Company entered into a consulting agreement with a company owned by one of the co-founders of the Company.

In consideration for these services, the Company was required to pay $4.6 per month plus motor vehicle expenses. During 2009 the Company paid in cash $15 pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 14d below and regarding debt extinguishment during 2010 see Note 14e below.

The Company recorded during 2010 an expense of $37 related to the former consulting agreement. On July 8, 2010, the Company entered into a Services Agreement with the co-founder of the Company and as of that date one of the Company’s major shareholders (the “Service Provider”), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the Service Provider will provide the Company with ongoing consulting services as may be reasonably required by the Company for a consideration of a monthly fee of $3 and indemnification of reasonable costs and expenses incurred by the Service Provider in connection with the services. The Company shall also grant the Service Provider options to purchase up to 100,000 ordinary shares of the Company according to terms that will be determined by the Board of Directors, which terms have not yet been determined by the date of approval of the financial statements.

During 2011 and 2010, the Company recorded an expense of $39 and $21, respectively, in accordance with the Services Agreement.

d.	On December 21, 2008, the Special General Meeting of Shareholders approved that as part of a cost cutting plan, all of the Company's non-external directors, will join a temporary arrangement pursuant to which the remuneration payable to them shall be paid in fully vested options to purchase shares of the Company instead of in cash, effective October 1, 2008, for a minimum period of three months, with an option to the Company to extend it from time to time for additional consecutive periods of up to twelve (12) months in the aggregate. During 2009, an aggregated number of options to purchase up to 478,543 of the Company’s ordinary shares were granted to the Company’s non-external directors as part of the cost cutting plan. The options have an exercise price of 0.0582235 NIS per share, vesting immediately, and will expire after ten years.

e.	As part of the debt extinguishment plan of the Company (see also Note 1d) and in accordance with their Services Agreement, the abovementioned Service Providers agreed to a partial forgiveness of the debts due to them under the former consulting agreements accrued from October 1, 2009 until July 8, 2010 which total amount was $245 and agreed to repayment in 1,083,071 warrants to purchase ordinary shares of the Company as consideration for the entire debts due. The fair value of the warrants was estimated as $130. The difference between the carrying amount of the amounts due and the fair value of the warrants was recognized as a capital gain.

f.	On July 25, 2010, the Board of directors of the Company elected Mrs. Tsviya Trabelsi to serve as the Chairman of the Board of Directors. Mrs. Trabelsi is an officer at Sigma Wave Ltd., which is the controlling shareholder of the Company and the major holder of a principal amount of Convertible Bonds (see Note 12); and is also the wife of the Company’s former chief executive officer and the sister of one of the members of the Company’s board of directors. On May 12, 2011, the special general meeting approved the Service Agreement of the Company’s chairman of the board of directors whereby, her monthly fee will be calculated every month at 60% of the Company’s chief executive officer’s monthly cost (approximately $8). In addition to the above consideration, the Company shall bear all reasonable costs and expenses incurred by the chairman in connection with her services and provide her with an automobile. On December 12, 2011, Mrs. Tsviya Trabelsi resigned from the board effective immediately and the board of directors of the Company approved the appointment of Mr. Arie Trabelsi as its new Chairman, effective December 12, 2011. Mr. Trabelsi served as the chief executive officer of the Company until November 1, 2011, and has served as a member of the Company’s board since November 1, 2011. Mr. Arie Trabelsi is the sole director of Sigma Wave Ltd., which is the controlling shareholder of the Company and the major holder of a principal amount of Convertible Bonds (see Note 12); and is the brother of Mr. Eliyahu Trabelsi who holds the other principal amount of Convertible Bonds and is a shareholder of the Company. His management services fees are subjected to the approval of the next general meeting and are expected to be the same as those paid to Mrs. Tsviya Trabelsi, the former chairman.

g.	As of December 31, 2011, the Company accrued $279 as expenses arising from related parties providing consulting services.

h.	As of December 31, 2011, the Company accrued $135 as another liability arising from a short term loan that the Company received from its former Chairman of the Board of Directors. $90 of this loan was repaid by the Company during January, 2012.

i.	Regarding a convertible bond held by a controlling shareholder see Note 12 and Note 9.

SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 15:-	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2011		2010		2009
		Property and		Property and		Property and
	Total Revenues	Equipment, net	Total revenues	Equipment, net	Total revenues	Equipment, net

East European country (*)	$7,498	$-	$6,770	$-	$8,180	$-
Hong Kong	-	-	-	-	76	4
United States	344	24	536	37	976	52
Israel	80	72	83	73	72	101

	$7,922	$96	$7,389	$110	$9,304	$157

-	Revenues were attributed to countries based on the customer’s location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to a demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers of the continued operations based on products and services:

	Year ended December 31,
	2011	2010	2009

Raw materials and equipment	$5,822	$3,822	$6,884
Maintenance, royalties and project management	2,100	3,567	2,420

	$7,922	$7,389	$9,304

c.	Major customer data as a percentage of total sales from external costumers of the continued operations:

	Year ended December 31,
	2011	2010	2009

Customer A	95%	92%	67%

Customer B	-	-	21%

OTHER (INCOME) EXPENSES	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
NOTE 16:-	OTHER (INCOME) EXPENSES

	Year ended December 31,
	2011	2010	2009

Litigation expenses	-	-	130
Capital loss on disposal of property and equipment	6	-	-
Gain on extinguishment of debts (*)	(143)	(124)	-
Capital gain on sale of subsidiary	-	(272)	-
Net total	$(137)	$(396)	$130

(*) Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.

FINANCIAL (EXPENSES) INCOME, NET	12 Months Ended
Dec. 31, 2011
Financial Expenses Net Disclosure [Abstract]
Financial Expenses Net Disclosure [Text Block]
NOTE 17:-	FINANCIAL (EXPENSES) INCOME, NET

	Year ended December 31,
	2011	2010	2009
Financial expenses:

Interest, amortization of discount, bank charges and fees (*)	$(1,021)	$(621)	$(592)
Exchange differences	-	(57)	(32)

Total financial expenses	(1,021)	(678)	(624)
Financial income:

Gain on extinguishment of convertible bonds (**)	2,006	-	-
Exchange differences	5	-	-
Interest	-	-	4

Total financial income	2,011	-	4

Net total	$990	$(678)	$(620)

(*)	In 2011, 2010 and 2009, includes expenses of $968, $586 and $565_related to convertible bonds, respectively. (See Note 12 above).

(**)    See Note 1

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18:-	SUBSEQUENT EVENTS

a)	On March 27, 2012, as required under an agreement between the Company, Sigma and Mr. Eliyahu Trabelsi, entered into in December 2011, the board of directors of the Company approved the issuance of 9,094,400 ordinary shares in respect of extinguishment of liabilities which took place on December 31, 2011 (see Note 12). The actual issuance took place on April 2, 2012 and as of that date the issued and outstanding ordinary shares amounted to 21,129,672 shares.

b)	See Note 10b.4.